Consolidated Statements of Shareholder Deficit and Comprehensive Income (USD $) In Millions	Common Stock	Paid-in Capital	Treasury Stock	Note Receivable From Parent	Accumulated Other Comprehensive Income		Accumulated Deficit	Total Momentive Specialty Chemicals Inc. Deficit	Non-controlling Interest	Total
Balance at Dec. 31, 2008	$ 1	$ 517	$ (296)	$ 0	$ 2	[1]	$ (2,442)	$ (2,218)	$ 39	$ (2,179)
Net income	0	0	0	0	0		114	114	3	117
Translation adjustments	0	0	0	0	64		0	64	1	65
Net deferred losses on cash flow hedges reclassified to income	0	0	0	0	15		0	15	0	15
Gain (loss) recognized from pension and postretirement benefits, net of tax	0	0	0	0	18		0	18	0	18
Comprehensive income								211	4	215
Dividends declared to noncontrolling interest holder	0	0	0	0	0		0	0	(5)	(5)
Push-down of income recovered by shareholder (See Note 2)	0	(37)	0	0	0		0	(37)	0	(37)
Deconsolidation of variable interest entity	0	0	0	0	0		0	0	(24)	(24)
Purchase of note receivable due from parent (See Note 5)	0	0	0	(24)	0		0	(24)	0	(24)
Stock-based compensation expense	0	5	0	0	0		0	5	0	5
Balance at Dec. 31, 2009	1	485	(296)	(24)	99	[1]	(2,328)	(2,063)	14	(2,049)
Net income	0	0	0	0	0		214	214	0	214
Translation adjustments	0	0	0	0	(23)		0	(23)	(1)	(24)
Net deferred losses on cash flow hedges reclassified to income	0	0	0	0	18		0	18	0	18
Gain (loss) recognized from pension and postretirement benefits, net of tax	0	0	0	0	(6)		0	(6)	0	(6)
Comprehensive income								203	(1)	202
Push-down of income recovered by shareholder (See Note 2)	0	(163)	0	0	0		0	(163)	0	(163)
Deconsolidation of variable interest entity										0
Purchase of note receivable due from parent (See Note 5)										0
Impact of adoption of new accounting guidance for variable interest entities (See Note 2)	0	0	0	0	0		(1)	(1)	(10)	(11)
Stock-based compensation expense	0	2	0	0	0		0	2	0	2
Balance at Dec. 31, 2010	1	324	(296)	(24)	88	[1]	(2,115)	(2,022)	3	(2,019)
Net income	0	0	0	0	0		118	118	0	118
Translation adjustments	0	0	0	0	(43)		0	(43)	0	(43)
Net deferred losses on cash flow hedges reclassified to income	0	0	0	0	1		0	1	0	1
Gain (loss) recognized from pension and postretirement benefits, net of tax	0	0	0	0	(29)		0	(29)	0	(29)
Comprehensive income								47	0	47
Push-down of income recovered by shareholder (See Note 2)										0
Deconsolidation of variable interest entity										0
Purchase of note receivable due from parent (See Note 5)										0
Distribution declared to parent ($0.02 per share)	0	(2)	0	0	0		0	(2)	0	(2)
Capital contribution from Parent (See Note 5)	0	204	0	0	0		0	204	0	204
Divestiture of IAR business	0	0	0	0	0		0	0	(2)	(2)
Stock-based compensation expense	0	7	0	0	0		0	7	0	7
Balance at Dec. 31, 2011	$ 1	$ 533	$ (296)	$ (24)	$ 17	[1]	$ (1,997)	$ (1,766)	$ 1	$ (1,765)

[1]	Accumulated other comprehensive income at December 31, 2011 represents $130 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $112 loss, net of tax, relating to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans (see Note 12). Accumulated other comprehensive income at December 31, 2010 represents $173 of net foreign currency translation gains, net of tax, $2 of net deferred losses on cash flow hedges and a $83 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement plans (see Note 12). Accumulated other comprehensive income at December 31, 2009 represents $196 of net foreign currency translation gains, net of tax, $20 of net deferred losses on cash flow hedges and a $77 loss, net of tax, relating to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans (see Note 12).